Vessels and Equipment, net (Details) - Vessels and Equipment - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Cost
Beginning balance	$ 437,735
Additions	451,003
Ending balance	888,738	$ 437,735
Depreciation and Amortization
Beginning balance	(9,118)
Charge for the period	(11,899)
Ending balance	(21,017)	(9,118)
Net book value	$ 867,721	$ 428,617